Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Statement Of Stockholders Equity [Abstract]
Stock issuance cost	$ 762	$ 5,356